Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables from provisional concentrate sales, net of fair value adjustment	$ 4,034	$ 5,429
Trade receivables from sales of cobalt	7,177
Other accounts receivable	1,741	454
Total accounts receivable	$ 12,952	$ 5,883